4. Loans Payable (Details - Notes Payable) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Balance, beginning	$ 0	$ 20,000	$ 20,000
Cash payments	0	(70,000)	(70,000)	$ 0
Balance, ending			0	20,000
Notes Payable [Member]
Balance, beginning	$ 0	$ 20,000	20,000
Cash additions			50,000
Expense additions			0
Cash payments			(70,000)
Balance, ending			$ 0	$ 20,000